JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517)381-5500

June 2, 2020

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust
File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 22, 2020, filed pursuant to Rule 497(e), for the JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds New World Fund and JNL/RAFI® Multi-Factor U.S. Equity Fund.

If you have any questions concerning this filing, please contact me at (312) 730-9730.

Very truly yours,

/s/ Emily J. Bennett

Emily J. Bennett

Assistant Secretary